Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
Selling, General and Administrative Expenses	Selling, General and Administrative Expenses
Details of the selling, general and administrative expenses for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(In millions of Korean won)
Advertising expenses	₩ 13,661	₩ 29,898	₩ 35,948
Fees and commissions	16,662	15,909	13,959
Lease expenses	712	646	530
Salaries	20,688	17,598	15,491
Expenses related to defined contribution and benefit plans	991	783	729
Employee benefits	2,257	1,972	1,598
Depreciation	3,369	2,976	2,166
Amortization	1,340	1,155	930
Other expenses	6,386	6,677	4,280
Total	₩ 66,066	₩ 77,614	₩ 75,631